Segment Information - Schedule of Segment Results (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[3]
Disclosure of operating segments [Line Items]
Net sales	[1]	€ 19,889	€ 18,360	[2]
Other revenues	[1]	1,452	1,529
Cost of sales	[1]	(5,881)	(5,966)
Research and development expenses	[1]	(3,717)	(3,335)
Selling and general expenses	[1]	(4,506)	(4,303)
Net income attributable to non-controlling interests	[1]	25	17
Biopharma Segment [Member]
Disclosure of operating segments [Line Items]
Net sales		19,889	18,360	[2]
Other revenues		1,246	1,352
Cost of sales		(5,753)	(5,849)
Research and development expenses		(3,716)	(3,334)
Selling and general expenses		(4,447)	(4,247)
Other operating income and expenses		(1,941)	(1,426)
Share of profit/(loss) from investments accounted for using the equity method		77	66
Net income attributable to non-controlling interests		(8)	(6)
Business Operating Income		5,347	4,916
Other
Disclosure of operating segments [Line Items]
Other revenues		206	177
Cost of sales		(128)	(110)
Research and development expenses		(1)	(1)
Selling and general expenses		(59)	(56)
Other operating income and expenses		(2)	12
Share of profit/(loss) from investments accounted for using the equity method		0	0
Net income attributable to non-controlling interests		0	0
Business Operating Income		16	22
Reportable segments [member]
Disclosure of operating segments [Line Items]
Net sales		19,889	18,360
Other revenues		1,452	1,529
Cost of sales		(5,881)	(5,959)
Research and development expenses		(3,717)	(3,335)
Selling and general expenses		(4,506)	(4,303)
Other operating income and expenses		(1,943)	(1,414)
Share of profit/(loss) from investments accounted for using the equity method		77	66
Net income attributable to non-controlling interests		(8)	(6)
Business Operating Income		€ 5,363	€ 4,938

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.